Risk Management - Summary For Allowances For Loan Losses According to IFRS 9 (Detail) - IFRS9 [member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Allowances For Loan Losses [line items]
Allowance account for credit losses of financial assets	$ 914,627	$ 804,118
Loans and receivables to Amortized Cost [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowance account for credit losses of financial assets	880,117	782,713
Interbank loans [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowance account for credit losses of financial assets	239	463
Provisions for contingent loans risk [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowance account for credit losses of financial assets	$ 34,271	$ 20,942